Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2015
Vessels, Net [Abstract]
Vessels, Net

	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2013	$387,777	$(51,325)	$336,452
Additions	—	(16,223)	(16,223
Balance at December 31, 2014	$387,777	$(67,548)	$320,229
Additions	99,363	(8,310)	91,053
Balance at June 30, 2015	$487,140	$(75,858)	$411,282